Business Segment Information (Schedule Of Geographic Information Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 75,876	$ 73,067
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	70,300	67,300
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,600	3,400
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 3,000	$ 2,400